DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2020
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

5.DERIVATIVE INSTRUMENTS

The Company uses certain types of derivative instruments in the normal course of business and the Company’s use of derivatives includes interest rate caps to manage interest rate risk, IRLCs with respect to our MLHFS, and embedded conversion options with respect to the Company’s convertible notes. Derivative transactions can be measured in terms of notional amount, but this amount is not recorded on the balance sheet and is not, when viewed in isolation, a meaningful measure of the risk profile of the instruments. The notional amount is generally not exchanged, but is used only as the basis on which interest and other payments are determined.

Interest Rate Caps

The Company uses free-standing derivative instruments in the normal course of business as economic hedges to manage interest rate risks with respect to its variable senior revolving credit facilities. The interest rate caps are carried at fair value in Other current assets with changes in fair value included in Other income. The Company’s interest rate cap position expired in November 2020.

Interest Rate Lock Commitments

In originating mortgage loans, the Company enters into IRLCs with prospective borrowers which are freestanding derivative instruments. IRLCs are a commitment that binds the Company, subject to loan underwriting and approval process, to fund the loan at a specified interest rate, regardless of fluctuations in the market interest rates between commitment date and funding date. The interest rate risk associated with the fluctuations in market interest rates between commitment date and funding date with respect to IRLCs is mitigated as the Company operates under the best effort basis whereby at the time of commitment, the Company enters into a sales commitment with a third-party for the same prospective loan. The fair value of interest rate lock commitments is presented in Other current assets. The change in fair value on IRLCs is a component of Other revenue.

Embedded Conversion Options

In connection with the Company’s issuance of convertible notes in 2019 (the “Convertible Notes”), the Company bifurcated the embedded conversion features associated with the Convertible Notes. The Convertible Notes and the related bifurcated embedded conversion options were extinguished in September 2020 as discussed in Note 7 — Credit Facilities and Long-Term Debt. Prior to extinguishment, the embedded conversion options were measured at fair value in accordance with the methodology described in Note 8 — Fair Value Disclosures and were presented in Derivative and warrant liabilities. The change in fair value of the embedded conversion options is a component of Derivative and warrant fair value adjustment.

The following table presents the total notional amounts and fair values for the Company's derivatives (in thousands):

	Notional	Fair Value Derivatives
As of December 31, 2020	Amount	Asset	Liability
Interest rate lock commitments	$15,130	$373	$—

	Notional	Fair Value Derivatives
As of December 31, 2019	Amount	Asset	Liability
Interest rate caps	$100,000	$4	$—
Interest rate lock commitments	$3,429	$95	$—
Embedded conversion options	$180,252	$—	$41,697

The following table presents the net gains and losses recognized on derivatives within the respective line items in the statement of operations for the periods indicated (in thousands):

	Years Ended
	December 31,
	2020	2019	2018
Revenue	$278	$95	$—
Derivative and warrant fair value adjustment	$(23,317)	$—	$—
Other income, net	$(4)	$(773)	$420